Consolidated statement of changes in equity € in Millions, $ in Millions	Equity share-holder's funds EUR (€)	Share capital EUR (€)	Additional paid-in capital. EUR (€)	Treasury shares. EUR (€)	Retained losses EUR (€)	Currency reserve EUR (€)	Pensions reserve EUR (€)	Investment reserve EUR (€)	Revaluation surplus EUR (€)	Other reserve EUR (€)	Non-controlling Interests. EUR (€)	USD ($)	EUR (€)
Beginning balance at Mar. 31, 2015	€ 91,510	€ 5,246	€ 161,801	€ (9,747)	€ (85,882)	€ 19,765	€ (1,004)	€ 53	€ 1,227	€ 51	€ 2,198		€ 93,708
Issue or reissue of shares	18		2	147	(131)								18
Share-based payments	161		161										161
Issue of mandatory convertible bonds	3,480		3,480										3,480
Transactions with non-controlling interests in subsidiaries	(44)				(44)						(19)		(63)
Dividends	(4,233)				(4,233)						(332)		(4,565)
Comprehensive income	(7,579)				(5,405)	(2,401)	174	(3)		56	(64)		(7,643)
(Loss)/profit from continuing operations	(5,405)				(5,405)						283	$ (5,405)	(5,122)
OCI - before tax	(2,248)					(2,535)	216	(4)		75	(343)		(2,591)
OCI - taxes	(208)					(148)	(42)	1		(19)	(4)		(212)
Transfer to the income statement	282					282							282
Other	12	(450)	(13,750)	823	12	13,377					28		40
Ending balance at Mar. 31, 2016	83,325	4,796	151,694	(8,777)	(95,683)	30,741	(830)	50	1,227	107	1,811		85,136
Issue or reissue of shares	19		2	167	(150)								19
Share-based payments	112		112										112
Transactions with non-controlling interests in subsidiaries	(12)				(12)						17		5
Dividends	(3,709)				(3,709)						(410)		(4,119)
Comprehensive income	(7,535)				(6,297)	(1,082)	(272)	6		110	99		(7,436)
(Loss)/profit from continuing operations	(6,297)				(6,297)						218	(6,297)	(6,079)
OCI - before tax	(1,212)					(1,096)	(274)	2		156	(121)		(1,333)
OCI - taxes	(30)					14	2			(46)	2		(28)
Transfer to the income statement	4							4					4
Other											2		2
Ending balance at Mar. 31, 2017	72,200	4,796	151,808	(8,610)	(105,851)	29,659	(1,102)	56	1,227	217	1,519		73,719
Issue or reissue of shares	14		(1,741)	1,882	(127)								14
Share-based payments	130		130										130
Transactions with non-controlling interests in subsidiaries	805				805						311		1,116
Disposal of subsidiaries											(769)		(769)
Dividends	(3,961)				(3,961)						(306)		(4,267)
Comprehensive income	187				2,439	(1,852)	(70)	9		(339)	212		399
(Loss)/profit from continuing operations	2,439				2,439						349	$ 2,439	2,788
OCI - before tax	(2,077)					(1,641)	(94)	9		(351)	(140)		(2,217)
OCI - taxes	(95)					(131)	24			12	3		(92)
Transfer to the income statement	(80)					(80)							(80)
Repurchase of treasury	(1,735)			(1,735)									(1,735)
Ending balance at Mar. 31, 2018	€ 67,640	€ 4,796	€ 150,197	€ (8,463)	€ (106,695)	€ 27,807	€ (1,172)	€ 65	€ 1,227	€ (122)	€ 967		€ 68,607